Consolidated Statements Of Changes In Stockholders' Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Series C Preferred Stock [Member]	Total
Balance at Dec. 31, 2017		$ 43	$ 60,676	$ (17,087)	$ (47)	$ (3,324)		$ 40,261
Net income				4,273				4,273
Other comprehensive income (loss)					(26)			(26)
Issuance of stock based incentive plan shares, net of forfeitures	[1]	1						1
Restricted stock expense, net of forfeitures			376					376
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	[1]					(42)		(42)
Exercise of warrants to common stock			716					716
Accretion of discount and value of warrants exercised			(62)	62
Balance at Dec. 31, 2018		44	61,706	(12,752)	(73)	(3,366)		45,559
Net income				9,601				9,601
Other comprehensive income (loss)					101			101
Issuance of stock based incentive plan shares, net of forfeitures	[1]	1	(1)
Restricted stock expense, net of forfeitures			527					527
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	[1]					(23)		(23)
Exercise of warrants to common stock		1
Exercise of warrants to common stock			1,257					1,258
Accretion of discount and value of warrants exercised			(219)	219
Proceeds from the issuance of shares from the preferred stock private placement, net of offering expenses			14,000					14,000
Proceeds from the issuance of shares from the common stock private placement, net of offering expenses		8	9,633					9,641
Balance at Dec. 31, 2019		$ 54	$ 86,903	$ (2,932)	$ 28	$ (3,389)		$ 80,664

[1]	Restated for 1-for-5.5 reverse stock split on August 20, 2018-See Note 1